Share Capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share Capital (Details) [Line Items]
Share based payment issued and outstanding percentage	10.00%
Share-based compensation expense	$ 941,647	$ 1,482,170
Project evaluation and corporate development expense	19,837	114,356
Capitalized under mineral property interests	$ 164,943	$ 802,839
Stock option description	a total of 2,702,000 options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$3.33 to CAD$4.00 per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every 6 months after the date of grant until fully vested.
Weighted average grant date fair value of options granted (in Dollars per share)	$ 1.8
Option with exercise price of exercised	30,000
Option with exercise price of exercised per share (in Dollars per share)	$ 1.15
Option with exercise price of forfeited	50,000
Option with exercise price of forfeited per share (in Dollars per share)	$ 3.33
Restricted stock units vested and distributed shares (in Shares)	53,266
Restricted stock units forfeited shares (in Shares)	17,333
Anti-dilutive options not included in diluted loss per share (in Shares)
Restricted Stock Units [Member]
Share Capital (Details) [Line Items]
Stock option description	a total of 1,299,000 (year ended June 30, 2021 – 360,500) RSUs were granted to directors, officers, employees, and consultants of the Company at grant date closing price of CAD$3.33 to CAD$4.00 per share (year ended June 30, 2021 – CAD$6.46 per share) subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.